SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) property
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	3,868
Fair value	$ 53,764
Debt	$ 29,789
Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	45
Fair value	$ 17,520
Debt	$ 10,946
Retail
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	48
Fair value	$ 18,679
Debt	$ 7,249
Opportunistic Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	16
Fair value	$ 2,490
Debt	$ 1,723
Opportunistic Retail
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	2
Fair value	$ 83
Debt	$ 37
Logistics
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	53
Fair value	$ 1,908
Debt	$ 1,104
Multifamily
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	121
Fair value	$ 4,010
Debt	$ 3,090
Self-storage
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	23
Fair value	$ 251
Debt	$ 217
Student Housing
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	18
Fair value	$ 1,257
Debt	$ 827
Mixed-use
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	7
Fair value	$ 2,957
Debt	$ 1,810
Secondaries
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	132
Fair value	$ 3,202
Debt	$ 1,900
Single Family Rental
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	3,400
Fair value	$ 932
Debt	$ 615
Triple Net Lease
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	3
Fair value	$ 475
Debt	271
Commercial Development properties and land/parking lots
Real Estate And Accumulated Depreciation By Property [Line Items]
Fair value	3,170
Development properties and land
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	848
Corporate facilities
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	7,376
Hospitality
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	6,335
Deferred finance costs	257
Properties in assets held for sale and inventory
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	$ 2,139